SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total		¥ 433,937	¥ 409,410
Less: accumulated depreciation		(128,505)	(94,101)
Property, plant, and equipment, net	$ 43,676	305,432	315,309
Building [Member]
Property, Plant and Equipment [Line Items]
Total		258,910	258,910
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		171,989	140,465
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total		3,038	2,692
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total			¥ 7,343